Grizzle Growth ETF
Schedule of Investments
April 30, 2022 (Unaudited)
	Shares	Value
COMMON STOCKS — 97.9%
Basic Materials - 21.0%
Albermarle Corp.	117	$22,561
BHP Group Ltd. - ADR (b)	252	16,879
Century Aluminum Co. (a)	1,453	24,512
Danimer Scientific, Inc. (a)	2,047	8,025
Hudbay Minerals, Inc. (b)	1,548	9,907
Largo, Inc. (a)(b)	568	4,754
Lithium Americas Corp. (a)(b)	370	9,309
Lyondell Basell Industries NV - Class A (b)	168	17,813
Rio Tinto PLC - ADR (b)	240	17,069
Sierra Metals, Inc. (b)	3,512	3,547
Sociedad Quimica y Minera de Chile SA - ADR (b)	1,377	101,623
Vale SA - ADR (b)	625	10,556
		246,555
Communications - 14.2%
Airbnb, Inc. - Class A (a)	266	40,754
Alphabet, Inc. - Class A (a)	25	57,055
Amazon.com, Inc. (a)	11	27,342
Lyft, Inc. - Class A (a)	100	3,260
Roku, Inc. (a)	62	5,760
Twitter, Inc. (a)	206	10,098
The Walt Disney Co. (a)	196	21,879
		166,148
Consumer, Cyclical - 4.7%
Carvana Co. (a)	37	2,144
Dutch Bros, Inc. - Class A (a)	40	1,911
Ford Motor Co.	1,092	15,463
Peloton Interactive, Inc. - Class A (a)	270	4,741
Penn National Gaming, Inc. (a)	608	22,235
Tesla, Inc. (a)	10	8,708
		55,202
Consumer, Non-Cyclical - 3.1%
ATAI Life Sciences NV (a)(b)	690	2,960
Beyond Meat, Inc. (a)	131	4,831
Compass Pathways PLC - ADR (a)(b)	351	3,180
CVS Health Group	271	26,051
		37,022
Energy - 32.4% (d)
ARC Resources Ltd. (b)	525	7,279
Chevron Corp.	226	35,407
Comstock Resources, Inc. (a)	3,988	67,916
EQT Corp.	1,243	49,409
Patterson-UTI Energy, Inc.	701	11,524
Range Resources Corp. (a)	1,462	43,772
Schlumberger NV (b)	227	8,855
Shell PLC - ADR (b)	666	35,584
SilverBow Resources, Inc. (a)	1,580	57,828
Southwestern Energy Co. (a)	8,285	62,138
		379,712
Financial - 6.8%
Galaxy Digital Holdings Ltd. (b)	390	4,265
Mastercard, Inc. - Class A	138	50,147
Visa, Inc. - Class A	117	24,936
		79,348
Technology - 15.7%
Activision Blizzard, Inc.	200	15,120
Adobe, Inc. (a)	103	40,783
Apple, Inc.	226	35,629
Crowdstrike Holdings, Inc. - Class A (a)	86	17,093
eGain Corp. (a)	891	9,222
EverCommerce, Inc. (a)	706	8,740
Microsoft Corp.	111	30,805
Verint Systems, Inc. (a)	173	9,439
WM Technology, Inc. (a)	1,560	9,048
Wolfspeed, Inc. (a)	67	6,145
Zoom Video Communications, Inc. - Class A (a)	27	2,688
		184,712
TOTAL COMMON STOCKS (Cost $1,149,516)		1,148,699

MONEY MARKET FUNDS — 1.5%
First American Government Obligations Fund - Class X, 0.22% (c)	8,848	8,848
First American Treasury Obligations Fund - Class X, 0.29% (c)	8,848	8,848
TOTAL MONEY MARKET FUNDS (Cost $17,696)		17,696

Total Investments (Cost $1,167,212) — 99.4%		1,166,395
Other assets and liabilities, net — 0.6%		6,549
TOTAL NET ASSETS — 100.0%		$1,172,944

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate shown is the seven-day yield at period end.
(d)
To the extent that the Fund invests more heavily in particular industry groups of the economy, its performance will be especially sensitive to developments that significantly affect those industry groups or strategies.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of April 30, 2022:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$1,148,699	$-	$-	$1,148,699
Money Market Funds	17,696	-	-	17,696
Total Investments - Assets	$1,166,395	$-	$-	$1,166,395

* See the Schedule of Investments for industry classifications.